UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: june 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	July 29, 2010


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$1.268.061



List of Other Included Managers:





No.  13F File Number
Name









	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


ACCENTURE PLC                  COM              00B4BNMY3    37218   962961 SH       SOLE    NONE           962961
AIR PRODUCTS & CHEMI           COM              009158106    46517   712361 SH       SOLE    NONE           712361
AMPHENOL CORP                  COM              032095101    33008   840000 SH       SOLE    NONE           840000
ANALOG DEVICES INC             COM              032654105    37929  1361416 SH       SOLE    NONE          1361416
AUTOZONE INC                   COM              053332102    45425   235095 SH       SOLE    NONE           235095
BECTON DICKINSON & C           COM              075887109    40075   592645 SH       SOLE    NONE           592645
CHEVRON CORP                   COM              166764100    36656   540173 SH       SOLE    NONE           540173
COACH INC                      COM              189754104    65453  1783450 SH       SOLE    NONE          1783450
COCA-COLA CO/THE               COM              191216100    16206   320539 SH       SOLE    NONE           320539
COLGATE-PALMOLIVE CO           COM              194162103    46960   596246 SH       SOLE    NONE           596246
DOLLAR TREE INC                COM              256746108    43821  1052623 SH       SOLE    NONE          1052623
ECOLAB INC                     COM              278865100    42260   937766 SH       SOLE    NONE           937766
FEDEX CORP                     COM              31428X106    31241   444834 SH       SOLE    NONE           444834
FLIR SYSTEMS INC               COM              302445101    43126  1482509 SH       SOLE    NONE          1482509
FLOWSERVE CORP                 COM              34354P105    32960   387358 SH       SOLE    NONE           387358
HUDSON CITY BANCORP            COM              443683107    35820  2926456 SH       SOLE    NONE          2926456
IBM                            COM              459200101    39161   317141 SH       SOLE    NONE           317141
KELLOGG CO                     COM              487836108    38130   758042 SH       SOLE    NONE           758042
MEDTRONIC INC                  COM              585055106    45659  1258858 SH       SOLE    NONE          1258858
METLIFE INC                    COM              59156R108    38129  1009780 SH       SOLE    NONE          1009780
MICROSOFT CORP                 COM              594918104    48046  2088053 SH       SOLE    NONE          2088053
NIKE INC                       CL B             654106103    50559   745495 SH       SOLE    NONE           745495
PEPSICO INC                    COM              713448108    37088   608506 SH       SOLE    NONE           608506
PETSMART INC                   COM              716768106    39354  1304417 SH       SOLE    NONE          1304417
STATE STREET CORP              COM              857477103    32053   947465 SH       SOLE    NONE           947465
SYSCO CORP                     COM              871829107    40572  1407790 SH       SOLE    NONE          1407790
THERMO FISHER SCIENT           COM              883556102    39828   811992 SH       SOLE    NONE           811992
TJX COS INC                    COM              872540109    39531   942348 SH       SOLE    NONE           942348
TRANSOCEAN INC                 COM              004826551    22928   494894 SH       SOLE    NONE           494894
VF CORP                        COM              918204108    36168   508119 SH       SOLE    NONE           508119
WAL-MART STORES INC            COM              931142103    44504   925822 SH       SOLE    NONE           925822
YUM! BRANDS INC                COM              988498101    41676  1067531 SH       SOLE    NONE          1067531
